Property and Equipment (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Total property and equipment	$ 225,485	$ 218,486
Accumulated depreciation	(54,744)	(32,880)
Property and equipment, net	170,741	185,606
Equipment [Member]
Total property and equipment	14,375	7,376
Warehouse equipment [Member]
Total property and equipment	29,188	29,188
Furniture and fixtures [Member]
Total property and equipment	512	512
Transportation equipment [Member]
Total property and equipment	63,784	63,784
Leasehold improvements[Member]
Total property and equipment	$ 117,626	$ 117,626